RESERVES	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
RESERVES

22. RESERVES

	2023 A$	2022 A$
Foreign currency translation	847,408	746,819
Share-based payments	5,688,148	10,751,832
Total reserves	6,535,556	11,498,651
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	746,819	718,955
Add: net currency translation gain / (loss)	100,589	27,864
Balance at the end of the financial year	847,408	746,819
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	10,751,832	10,314,324
Add: share-based payments expense	-	-
Add: Issue of performance rights	125,500	437,508
Add: Valuation of warrants	134,956	-
Less: Options/warrants expired	(5,241,452)	-
Less: Exercise of performance rights	(82,688)	-
Balance at the end of the financial year	5,688,148	10,751,832

Share Based Payments Reserve

Nature and Purpose

The share-based payment reserve records items recognized as expenses on valuation of warrants, share options, and performance shares issued to capital raising agents, key management personnel, other employees, and eligible contractors.

Warrants

During the financial year ended June 30, 2023, the following warrants were issued to as a part of capital raising costs.

		2023
Valuation date		December 20, 2022
Grant Date		December 20, 2022
Warrants issued		250,000
Underlying asset price	A$	1.525
Risk free rate		4.1%
Volatility		75%
Exercise price presented in United States Dollar	US$	1.625
Exchange rate at valuation date	A$	1 to USD$0.669
Exercise price presented in Australian Dollar	A$	2.429
Time to maturity of underlying warrants (years)		5.12
Value per warrant in Australian Dollar	A$	0.5398
Model used		Black Scholes
Valuation amount	A$	134,956

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

22. RESERVES (cont.)

No warrants were issued for the financial year ended June 30, 2022. During the financial year ended June 30, 2021, the following warrants were issued to as a part of capital raising costs.

		2021
Valuation date		July 21, 2020
Grant Date		June 1, 2020
Warrants issued		39,975,000
Underlying asset price	A$	0.0070
Risk free rate		0.42%
Volatility		148.66%
Exercise price presented in United States Dollar	US$	0.00417
Exchange rate at valuation date	A$	1 to US$0.7127
Exercise price presented in Australian Dollar	A$	0.0146
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.009
Model used		Binomial
Valuation amount	A$	360,017

		2021
Valuation date		January 25, 2021
Grant Date		January 25, 2021
Warrants issued		48,750,000
Underlying asset price	A$	0.0110
Risk free rate		0.414%
Volatility		147.29%
Exercise price presented in United States Dollar	US$	0.0109
Exchange rate at valuation date	A$	1 to US$0.7708
Exercise price presented in Australian Dollar	A$	0.0142
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.0098
Model used		Binomial
Valuation amount	A$	476,297

Share Options

No share options were issued during the financial year ending June 30, 2023 or June 30, 2022. The following information relates to options granted and issued against under the Employee Option Plan for the year ended June 30, 2021;

Options issued to	Grant date for options issued	Number of options issued

Employee Option Plan	December 21, 2020	12,850,000

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

22. RESERVES (cont.)

		2021
Grant Date		December 21, 2020
Options issued		12,850,000
Dividend yield		-
Historic volatility and expected volatility		155.34%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.111%
Expected life of an option		3 years
Model used		Binomial
Valuation amount	A$	72,439

Performance Rights

No Performance Rights were issued for financial year ended June 30, 2023. The following information relates to issued Performance Rights for the year ended June 30, 2022;

Performance rights issued to	Grant date for performance rights issued	Number of performance rights issued

Adam Kramer	March 3, 2021	3,937,500
Mike Tonroe	June 15, 2021	40,000,000
Carl Stubbings	September 22, 2021	20,000,000
Kevin Camilleri	November 22, 2021	20,000,000

	2022
Grant Date		March 3, 2021	June 15, 2021	September 22, 2021	November 22, 2021
Performance rights issued		3,937,500	40,000,000	20,000,000	20,000,000
Dividend yield		-	-	-	-
Historic volatility and expected volatility		161	152	149	150%
Performance rights exercise price	A$	0.009	0.0069	0.0047	0.0038
Fair value of performance rights at grant date	A$	0.012	0.0073	0.0052	0.0042
Weighted average exercise price	A$	0.008	0.008	0.008	0.008
Risk-free interest rate		0.110	0.085	0.160	0.960%
Expected life of the performance rights		2.02 years	3 years	3 years	3 years
Model used		Binomial	Binomial	Binomial	Binomial
Valuation amount	A$	47,250	291,428	103,104	83,216

Foreign currency translation reserve

Nature and Purpose

Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive income as described in Note 2(e) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)